Note 23 - Other liabilities - Post-employment Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		$ 117,506	$ 108,936
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		112,532	103,822
Values at the beginning of the year		103,822	103,841
Current service cost		6,537	6,810
Interest cost		11,707	7,610
Curtailments and settlements		(675)	(64)
Remeasurements	[1]	8,899	(4,228)
Translation differences		(12,687)	(5,657)
Increase due to business combinations	[2]	4,531
Benefits paid		(8,762)	(5,111)
Reclassified to current liabilities			(461)
Other		(840)	1,082
At the end of the year		112,532	103,822
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		4,974	5,114
Values at the beginning of the year		116,617	159,528
Current service cost			154
Interest cost		5,715	4,293
Remeasurements	[3]	2,142	(30,349)
Translation differences		1,940	(6,635)
Increase due to business combinations	[4]	4,708
Benefits paid		(8,459)	(10,374)
Other		571
At the end of the year		123,234	116,617
Present value of funded obligations		123,234	116,617
Fair value of plan assets		(134,052)	(126,842)
Asset	[5]	$ (10,818)	$ (10,225)

[1]	For 2023 a loss of $0.6 million is attributable to demographic assumptions and a loss of $8.3 million to financial assumptions.For 2022 a gain of $0.1 million is attributable to demographic assumptions and a gain of $4.1 million to financial assumptions.
[2]	Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.
[3]	For 2023 a loss of $0.9 million is attributable to demographic assumptions and a loss of $1.3 million to financial assumptions.For 2022 a gain of $4.8 million is attributable to demographic assumptions and a gain of $25.6 million to financial assumptions.
[4]	Related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[5]	In 2023 and 2022, $15.8 million and $15.3 million corresponding to plans with surplus balances that were reclassified within other non-current assets, respectively, consequently the net post-employment benefits funded exposed as liabilities amounted to $5.0 million and $5.1 million respectively.